STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Ordinary shares [Member]	Share premium [Member]	Capital reserves [Member]	Other comprehensive loss [Member]	Accumulated deficit [Member]	Total
BALANCE at Dec. 31, 2015	$ 1,455	$ 196,201	$ 10,735	$ (1,416)	$ (159,365)	$ 47,610
CHANGES IN
Issuance of share capital, net	57	2,126				2,183
Employee stock options exercised	1	171	(172)
Employee stock options expired		1,069	(1,069)
Share-based compensation			1,075			1,075
Comprehensive loss for the year					(15,841)	(15,841)
BALANCE at Dec. 31, 2016	1,513	199,567	10,569	(1,416)	(175,206)	35,027
CHANGES IN
Issuance of share capital, net	1,322	39,376				40,698
Employee stock options exercised	1	328	(329)
Employee stock options expired		1,411	(1,411)
Share-based compensation			1,508			1,508
Comprehensive loss for the year					(24,352)	(24,352)
BALANCE at Dec. 31, 2017	2,836	240,682	10,337	(1,416)	(199,558)	52,881
CHANGES IN
Issuance of share capital, net	263	8,567				8,830
Employee stock options exercised	11	415	(380)			(46)
Employee stock options expired		528	(528)
Share-based compensation			2,526			2,526
Comprehensive loss for the year					(22,962)	(22,962)
BALANCE at Dec. 31, 2018	$ 3,110	$ 250,192	$ 11,955	$ (1,416)	$ (222,520)	$ 41,321